RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

During the years ended December 31, 2018, 2017 and 2016, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2018	2017	2016

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Group):
	Provision of gaming related services	$339,924	$295,638	$151,597
	Rooms and food and beverage(1)	89,862	82,862	71,688
	Services fee(2)	39,126	39,971	51,842
	Entertainment(1)	1,191	1,328	5,465

	Costs and expenses (services provided to the Group):
	Staff costs recharges(3)	92,214	98,622	111,327
	Corporate services(4)	33,256	33,453	34,131
	Pre-opening costs and other services	12,498	11,043	13,188
	Staff and related costs capitalized in construction in progress	3,617	1,504	3,183
	Purchases of goods and services	310	312	303

	Sale and purchase of assets:
	Transfer-in of other long-term assets	15,246	2,584	11,150
	Purchases of property and equipment(5)	41	282	457
	Sale of property and equipment and other long-term assets	9,112	1,667	7,752

		Year Ended December 31,
Related companies	Nature of transactions	2018	2017	2016

Transactions with affiliated companies - continued

A joint venture and a subsidiary of MECOM Power and Construction Limited (“MECOM”)(6)	Costs and expenses (services provided to the Group): Consultancy fee	$2,878	$568	$—

	Purchase of assets:
	Construction and renovation work performed and recognized as property and equipment	3,741	5,101	—

Notes

(1)

These revenues primarily represented the retail values (before the adoption of the New Revenue Standard) or standalone selling prices (upon the adoption of the New Revenue Standard) of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the years ended December 31, 2018, 2017 and 2016, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $91,053, $84,190, and $77,153, respectively, of which $81,267, $74,326, and $61,784 related to Studio City Casino’s gaming patrons and $9,786, $9,864 and $15,369 related to non-Studio City Casino’s gaming patrons, respectively.

(2)

Services provided by the Group to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)

Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)

Corporate services are provided to the Group by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.

(5)

During the year ended December 31, 2016, certain property and equipment with nil aggregate carrying amounts were purchased from an affiliated company at a total consideration of $139 and the Group recognized a loss on purchase of property and equipment of $139 as additional paid-in capital.

(6)	A company in which Mr. Lawrence Yau Lung Ho, the Company’s director, has a shareholding interest of approximately 20%.

Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses

	December 31,
	2018	2017
Melco’s subsidiaries	$42,338	$37,826
Others	1	—

	$42,339	$37,826

Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed

The outstanding balances mainly arising from construction and renovation work performed and operating expenses as of December 31, 2018 and 2017, are unsecured, non-interest bearing and repayable on demand with details as follows:

	December 31,
	2018	2017
Melco and its subsidiaries	$18,543	$17,168
A joint venture and a subsidiary of MECOM	3,410	2,302
Others	—	38

	$21,953	$19,508